CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (9,472,074)		$ (107,271,525)	$ (8,365,848)
Adjustments to reconcile net income to net cash by operating activities:
Allowance for doubtful debts				49,042
Prepaid expenses write-down	222,999
Inventory write-down	12,166,659		1,694,336	2,601,368
Depreciation of property and equipment	4,527,122		1,368,824	103,193
Amortization of other assets	4,801		4,453	731
Loss on disposal of property and equipment	20,670		61,194	31,568
Impairment loss of property and equipment			437,725
Share-based compensation expenses	7,596,949		73,927,902
Interest income on held-to-maturity securities	(1,026,325)
Changes in operating assets and liabilities:
Accounts receivable	(2,866,381)		(2,777,955)	(935,944)
Amounts due from related parties	1,924,616		(2,101,853)
Other receivables	(583,406)		(8,764,669)	(649,971)
Inventories	(86,388,390)		(64,028,801)	(8,471,539)
Advances to suppliers	2,859,976		(7,652,930)	(4,696,241)
Prepaid expenses	390,318		(1,020,061)	(57,133)
Accounts payable	105,435,451		79,716,575	7,247,173
Advances from customers	40,567,356		13,072,783	2,117,561
Accrued expenses and other current liabilities	26,009,941		23,025,083	3,195,242
Amounts due to related parties	(168,989)	[1]	(856,307)	1,164,032
Deferred income	10,347,912		2,472,001	93,245
Net cash (used in) from operating activities	111,569,205		1,306,775	(6,573,521)
Cash flows used in investing activities:
Purchase of property and equipment	(12,379,386)		(9,592,160)	(1,519,205)
Purchase of other assets	(770)		(9,989)	(3,128)
Proceed from disposal of property and equipment	19,972		3,178
(Increase) decrease in restricted deposits	14,214,585		(14,214,585)
Purchase of held-to-maturity securities	(101,302,171)
Proceed from redemption of held-to-maturity securities upon maturities	16,231,306
Net cash used in investing activities	(83,216,464)		(23,813,556)	(1,522,333)
Cash flows from financing activities:
Proceeds from registered capital contributions by shareholders of the VIE			1,390,621
Proceeds from bank borrowings			17,477,240
Repayment to bank borrowings	(12,710,720)		(4,766,520)
Loans from shareholders			1,470,635	9,137,220
Issuance costs of Series A and Series B Preferred shares			(175,754)
Issuance costs of ordinary shares			1,499,994	1
Repurchase of ordinary shares			(1,837,500)
Proceeds from issuance of ordinary shares in the initial public offering, net of issuance cost	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	191,533
Net cash provided by financing activities	50,170,648		66,785,746	9,137,221
Effect of exchange rate changes	994,462		(435,278)	(217,996)
Net increase in cash and cash equivalents	79,517,851		43,843,687	823,371
Cash and cash equivalents at beginning of the period	44,954,778		1,111,091	287,720
Cash and cash equivalents at end of the period	$ 124,472,629		$ 44,954,778	$ 1,111,091

[1]	Noncash financing activities: US$2,292,763 registered capital was contributed by shareholders of the VIE via offsetting the accumulated shareholder loan due from the Company to the shareholders on June 14, 2012.